Investments Accounted For Using Equity Method - Reconciliation of Summarized Financial Information to Carrying Amount of Interests (Details) - Gogoro Network Pte. Ltd. - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Associates [Line Items]
Carrying amount		$ 16,117	$ 17,741
Zypp
Disclosure of Associates [Line Items]
Net assets		$ 17,114	$ 13,256
The Company’s share in %	13.44%	12.73%	13.44%
The Company’s share of net assets		$ 2,183	$ 1,782
Trade name		5,196	5,196
Goodwill		8,738	8,738
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions		0	0
Impairment (Note a)		0	0
Carrying amount		16,117	$ 15,716
Zypp | Top of range
Disclosure of Associates [Line Items]
The Company’s share in %			13.44%
GPH
Disclosure of Associates [Line Items]
Net assets		$ 4,057	$ 7,150
The Company’s share in %		30.00%	30.00%
The Company’s share of net assets		$ 1,217	$ 2,145
Trade name		0	0
Goodwill		0	0
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions		153	(120)
Impairment (Note a)		(1,370)	0
Carrying amount		$ 0	$ 2,025